---------------------------------------------------
 LIBERTY MONEY MARKET FUND       SEMIANNUAL REPORT
---------------------------------------------------

    DECEMBER 31, 2000



[LIBERTY MONEY MARKET FUND LOGO]

President's Message


DEAR SHAREHOLDER:

The six-month period ended December 31, 2000 was an excellent time for many fixed-income investments. For that, we can thank the U.S. economy, which moved, albeit unevenly, toward a slower rate of growth. As you'll recall, the measures of economic growth (unemployment rates, housing starts, manufacturing levels, etc.) initially gave contradictory evidence. But as the six months progressed, it became increasingly apparent that the engine of economic expansion -- spending by consumers and businesses -- was losing steam.

As the economic outlook changed, so too did expectations on interest rates. Believing that slower growth would keep inflationary pressures in check and ultimately lead to lower short-term interest rates, the market allowed bond and money-market yields to decline, sending prices higher. At the same time, investors sold equities and sought high-quality alternatives. Their money found its way into the fixed-income markets, where the increased demand also did its part to stoke a rally, especially for Treasury, agency and municipal securities.

Against this backdrop, Liberty Money Market Fund performed well. The following report will provide you with more specific information about its performance and strategies.


As always, we thank you for choosing Liberty Money Market Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
February 12, 2001


---------------------------
Not FDIC  May Lose Value
Insured   No Bank Guarantee
---------------------------

Past performance cannot predict future investment results. Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

ANTICIPATION OF LOWER INTEREST RATES CREATES AN INVERTED YIELD CURVE.
We are pleased to report that Liberty Money Market Fund delivered a total return of 3.03% during the six months ended December 31, 2000, exceeding the 2.96% average total return for its peer group, the Lipper Money Market Fund Average(1). The most important factor in the performance of the money markets during this period was the Federal Reserve Board (the Fed). Although the Fed took no action, leaving the federal funds target rate at 6.5%, the market's expectations of how the Fed would behave going forward changed significantly. Steadily mounting proof of an economic slowdown convinced investors that the Fed would move to lower interest rates. In anticipation of this, yields in the short-term market began to decline last summer. Yields for money market instruments with longer maturities (i.e., six months to one year) declined the most, ultimately creating an inverted yield curve. Historically, this is an unusual situation in which short-term interest rates are higher than long-term interest rates.

FUND'S AVERAGE MATURITY REMAINED SHORT AS YIELD CURVE INVERTED.
We chose to keep the average maturity of the Fund consistently short (approximately 26 days) while the market made these adjustments. The reason: As the yield curve inverted, it was possible to earn a higher yield at the short end of the money market spectrum, while assuming less risk. Thus, we made only minor modifications, increasing holdings in commercial paper (from 82.5% to 85.9% of net assets) letter of credit commercial paper (from 5.7% to 9.2% of net assets).

MAINTAINING A CAUTIOUS APPROACH.
After the close of the period, the Fed trimmed interest rates twice. We believe that the continued slide in the economic indicators will lead to additional cuts. However, we will maintain a cautious approach until we have a clearer idea of how quickly the Fed may move.


/s/ Jane M. Naeseth

Jane M. Naeseth, senior vice president of the Advisor, has managed Liberty Money Market Fund since 1998.


6-MONTH DISTRIBUTIONS DECLARED
PER SHARE

Class A         $0.030
----------------------
Class B         $0.025
----------------------
Class C         $0.028
----------------------

7-DAY YIELDS ON 12/31/00 (2)

Class A         5.92%
----------------------
Class B         4.94%
----------------------
Class C         5.48%
----------------------

30-DAY YIELDS ON 12/31/00 (2)

Class A         5.93%
----------------------
Class B         4.94%
----------------------
Class C         5.50%
----------------------


PORTFOLIO BREAKDOWN(3) (as of 12/31/00)
------------------------------------------------------
Commercial Paper.................................85.9%
Letters of Credit Commercial
    Paper.........................................9.2%
Corporate Notes...................................4.4%
Other Assets, less Liabilities....................0.5%


PORTFOLIO MATURITY (3) (as of 12/31/00)
------------------------------------------------------
0-4 days...........................................11%
5-14 days..........................................43%
15-29 days.........................................20%
30-59 days.........................................15%
60+ days...........................................11%

(1) Lipper, Inc. a widely respected data provider in the industry, calculates total returns for mutual funds with investment objectives similar to the Fund. The Lipper Money Market Funds Category total return average is shown above as the Lipper peer group average.

(2) If the Advisor or its affiliates had not waived certain Fund expenses, the 7-day and 30-day yields would have been 3.31% and 2.93% for Class A shares, 2.33% and 1.95% for Class B shares and 2.32% and 1.94% for Class C shares.

(3) Portfolio breakdown and maturity weightings are calculated as a percentage of total net assets. Because it is actively managed, there can be no guarantee the Portfolio will continue to hold or invest in these securities in the future.

The Fund pursues its objective by investing all of its assets in SR&F Cash Reserves Portfolio as part of a master fund/feeder fund structure.

Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
SR&F CASH RESERVES PORTFOLIO
--------------------------------------------------------------------------------

Investment Portfolio at December 31, 2000 (Unaudited)
(All amounts in thousands)

COMMERCIAL PAPER -                INTEREST      MATURITY
TAXABLE - 95.1%                    RATE(a)        DATE         PAR        VALUE
--------------------------------------------------------------------------------
American Honda
  Finance                           6.62%       02/23/01     $15,000    $ 14,850
Baxter International                6.70%       03/06/01      15,866      15,674
Baxter International, (b)           6.84%       01/02/01      10,000       9,994
Coca-Cola Enterprises, (b)          6.53%       01/30/01       4,725       4,699
Cofco Capital LOC                   6.67%       01/16/01      25,221      25,142
Cofco Capital LOC                   6.67%       01/17/01      12,000      11,960
Corp. Andina De
  Fomento LOC                       6.69%       02/06/01      37,000      36,742
Corporate Asset
  Funding, (b)                      6.67%       01/03/01      37,000      36,973
Countrywide Home
  Loans                             6.72%       01/02/01      28,500      28,484
Eaton Corp., (b)                    6.77%       01/08/01       9,000       8,985
Enterprise Funding
  Corp., (b)                        6.64%       01/08/01      38,000      37,937
Falcon Asset
  Securitization, (b)               6.68%       01/09/01      37,000      36,932
Fortune Brands, (b)                 6.68%       01/25/01      12,000      11,944
Harley-Davidson
  Funding, (b)                      6.67%       01/11/01      15,000      14,967
Hartford Financial
  Services, (b)                     6.57%       01/12/01      20,000      19,953
Jupiter Securitization, (b)         6.68%       02/07/01      20,000      19,857
National Rural Utilities            6.67%       02/15/01       7,000       6,941
National Rural Utilities            6.67%       04/23/01      13,675      13,397
Northern Industrial
  Public Services                   6.76%       01/16/01      37,000      36,883
Old Line Funding, (b)               6.64%       01/08/01      37,000      36,939
Phillip Morris Capital              6.63%       01/03/01      25,721      25,702
Preferred Receivables
  Funding, (b)                      6.70%       01/08/01      19,000      18,968
Preferred Receivables
  Funding, (b)                      6.71%       01/25/01      18,000      17,914
Quebec (Province of )               6.62%       01/12/01      25,000      24,941
Receivables Capital, (b)            6.70%       01/05/01      17,061      17,042
Receivables Capital, (b)            6.64%       01/19/01      20,000      19,927
7-Eleven Corp.                      6.63%       02/20/01      10,000       9,906
7-Eleven Corp.                      6.60%       02/27/01      25,000      24,734
Superior Funding, (b)               6.61%       03/06/01      37,185      36,742
Textron Financial                   6.66%       01/11/01      25,000      24,945
Thames Asset Global, (b)            6.64%       02/05/01      30,000      29,798
UBS Finance Corp.                   6.51%       01/02/01      38,555      38,534
Verizon Network
  Funding                           6.65%       01/18/01      38,000      37,868
Windmill Funding, (b)               6.73%       01/02/01       8,000       7,996
                                                                        --------
TOTAL COMMERCIAL PAPER
   (cost of $764,270)                                                    764,270
                                                                        --------
CORPORATE NOTES - 4.4%
Special Purpose Accounts
  Receivables, (b)                  6.77%       02/08/01      35,000      35,000
                                                                        --------
TOTAL CORPORATE NOTES
  (cost of $35,000)                                                       35,000
                                                                        --------
TOTAL INVESTMENTS
  (cost of $799,270)(c)                                                  799,270
                                                                        --------
OTHER ASSETS, LESS LIABILITIES - 0.5%                                      4,358
                                                                        --------
NET ASSETS - 100%                                                       $803,628
                                                                        ========

NOTES TO INVESTMENT PORTFOLIO:

(a) The interest rate is the effective rate at the date of purchase except for variable rate notes, for which the interest rate represents the current rate as of the most recent dates.

(b) Represents private placement securities exempt from registration by Section 4(2) Securities Act of 1933. These securities are issued to investors who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional investors. At December 31, 2000, the aggregate value of the Fund's private placement securities were $422,567, which represented 52.6% of net assets. None of these securities were deemed illiquid.

(c) At December 31, 2000, the cost of investments for financial reporting and federal income tax purposes was identical.

 See notes to financial statements.

--------------------------------------------------------------------------------
SR&F CASH RESERVES PORTFOLIO
--------------------------------------------------------------------------------

December 31, 2000 (Unaudited)
(All amounts in thousands)


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------
ASSETS
Investments at value (cost $799,270)            $799,270
Cash                                               4,079
Interest receivable                                  178
Other                                                929
                                                --------
  Total assets                                   804,456
                                                --------

LIABILITIES
Accrued:
  Management fee                                     810
  Bookkeeping fee                                     18
                                                --------
    Total liabilities                                828
                                                --------
Net assets applicable to investors'
  beneficial interests                          $803,628
                                                ========


STATEMENT OF OPERATIONS
--------------------------------------------------------
Six months ended December 31, 2000

INVESTMENT INCOME                               ========
Interest income                                 $ 27,387

EXPENSES
Management fees                                      978
Bookkeeping fees                                      22
Trustees' fees                                        11
Audit fees                                             8
Legal fees                                             2
Transfer agent fees                                   15
Custody fees                                           1
Insurance fees                                         2
                                                --------
Miscellaneous fees                                    25
                                                --------
                                                   1,064
                                                ========
  Net investment income                         $ 26,323


STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                               SIX MONTHS            YEAR
                                        ENDED (UNAUDITED)           ENDED
                                             DECEMBER 31,        JUNE 30,
                                                     2000            2000
--------------------------------------------------------- -------------------
OPERATIONS:
Net investment income                            $ 26,323            $ 45,167
Net realized loss on investments                       --                  (2)
                                                ---------           ---------
  Net increase in net assets resulting
    from operations                                26,323              45,165
                                                ---------           ---------

TRANSACTIONS IN INVESTORS' BENEFICIAL
INTERESTS:
Contributions                                   1,723,625           3,386,150
Withdrawals                                    (1,735,083)         (3,415,013)
                                                ---------           ---------
  Net decrease from transactions
    in investors' beneficial interest             (11,458)            (28,863)
                                                ---------           ---------
  Net increase in net assets                       14,865              16,302

TOTAL NET ASSETS
Beginning of period                               788,763             772,461
                                                ---------           ---------
End of period                                   $ 803,628           $ 788,763
                                                =========           =========

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                SIX MONTHS        YEAR        YEAR        PERIOD
                         ENDED (UNAUDITED)       ENDED       ENDED         ENDED
                              DECEMBER 31,    JUNE 30,    JUNE 30,      JUNE 30,
                                      2000        2000        1999      1998 (a)
------------------------------------------    --------    --------      --------
RATIOS TO AVERAGE NET ASSETS
Ratios of net expenses            0.26%(b)      0.25%      0.25%        0.26%(b)
Ratios of net investment
  income                          6.40%(b)      5.52%      4.83%        5.45%(b)

(a) From commencement of operations on March 2, 1998.
(b) Annualized.






See accompanying notes to financial statements.

--------------------------------------------------------------------------------
SR&F CASH RESERVES PORTFOLIO NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2000 (Unaudited)


NOTE 1. ORGANIZATION OF THE SR&F CASH RESERVES PORTFOLIO

SR&F Cash Reserves Portfolio (the "Portfolio") is a separate series of SR&F
Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The investment objective of the Portfolio is to seek maximum current income consistent with capital preservation and maintenance of liquidity.

The Portfolio commenced operations on March 2, 1998. At commencement, Stein Roe Cash Reserves Fund and Liberty Money Market Fund (formerly Colonial Money Market
Fund) contributed $493,224 and $187,537, respectively, in securities and other assets in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on a method approved by the Internal Revenue Service. At December 31, 2000, Stein Roe Cash Reserves Fund and Liberty Money Market Fund owned 65.6% and 34.4%, respectively, of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

All amounts are shown in thousands.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

The Portfolio is permitted to invest in repurchase agreements involving securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities. The Portfolio requires issuers of repurchase agreements to transfer the securities underlying those agreements to the Portfolio's custodian at the time of payment.

SECURITY VALUATIONS:

The Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter assuming a constant amortization to maturity of any discount or premium. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on a method approved by the Internal Revenue Service.


NOTE 3. PORTFOLIO COMPOSITION

Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities of issuers in the financial services industry (which includes, but is not limited to, banks, consumer and business credit institutions, and other financial services companies). At December 31, 2000, 72% of the Portfolio's net assets were invested in the financial services industry. See the portfolio of investments for additional information regarding Portfolio's portfolio composition.

NOTE 4. TRUSTEES FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE:

The Portfolio pays monthly management fees to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment Advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of the first $500 million of average daily net assets, and 0.225% thereafter.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25 annually plus 0.0025% of the Fund's average net assets over $50 million.

OTHER:

Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust, who is affiliated with the Advisor.

NOTE 5. LINE OF CREDIT

The Liberty-Stein Roe Municipals Trust, the Liberty-Stein Roe Investment Trust, and the SR&F Base Trust (collectively, the "Trusts"), participate in an unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The uncommitted line of credit permits the Trusts to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trusts for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust, and ultimately, the Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 5% each year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by the Fund based on the relative asset size of the Fund. For the six month period ended December 31, 2000, the Trusts had no borrowings under the agreement.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND -- STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

December 31, 2000 (Unaudited)
(In thousands except for per share data)

ASSETS
Investment in Portfolio, at value                       $276,802
Receivable for:
  Fund shares sold                      $2,288
Other                                       17             2,305
                                        ------          --------
Total Assets                                             279,107
LIABILITIES
Payable for:
  Fund shares repurchased                  795
  Distributions                          1,723
Accrued:
  Administration fees                       14
  Bookkeeping fees                           6
  Transfer agent fees                       47
Deferred Trustees' fees                      2
Other                                       55
Total Liabilities                       ------             2,642
                                                        --------
NET ASSETS                                              $276,465
                                                        ========
Net asset value:
  Class A ($211,621/211,620)                            $   1.00(a)
                                                        ========
  Class B ($58,776/58,817)                              $   1.00(a)
                                                        ========
  Class C ($6,068/6,068)                                $   1.00(a)
                                                        ========
COMPOSITION OF NET ASSETS
Capital paid in                                         $276,503
Overdistributed net investment income                        (34)
Accumulated net realized loss                                 (4)
                                                        --------
                                                        $276,465
                                                        ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



 See notes to financial statements.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND -- STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2000 (Unaudited)
(In thousands)


INVESTMENT INCOME
Interest allocated from Portfolio                                $10,017

EXPENSES
Expenses allocated from Portfolio               $ 379
Administration fees                                88
Service fee -- Class B                             84
Service fee -- Class C                              6
Distribution fee -- Class B                       253
Distribution fee -- Class C                         4
Transfer agent fees                               473
Bookkeeping fees                                   37
Trustees' fee                                       8
Custodian fees                                      1
Audit fees                                          5
Legal fees                                          2
Registration fees                                  49
Report to shareholders                              7
Insurance fees                                      2
                                                -----
                                                                   1,398
                                                                 -------
     Net Investment Income                                       $ 8,619
                                                                 -------


See notes to financial statements.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND -- STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)


                                                     SIX
                                                 MONTHS ENDED
                                                 (UNAUDITED)         YEAR ENDED
                                                 DECEMBER 31,          JUNE 30,
                                                -------------       ------------
INCREASE (DECREASE) IN NET ASSETS                    2000                2000
--------------------------------------------------------------------------------
Operations:
Net investment income                            $     8,619        $    13,710
Net realized loss                                         --                 (1)
                                                 -----------        -----------
  Net Increase from Operations                         8,619             13,709
Distributions:
From net investment income--
  Class A                                             (6,762)            (9,826)
From net investment income--
  Class B                                             (1,719)            (3,755)
From net investment income--
  Class C                                               (138)              (170)
                                                 -----------        -----------
                                                           0                (42)
                                                 -----------        -----------

Fund Share Transactions:
Receipts for shares sold-- Class A                 1,611,661          2,794,677
Value of distributions reinvested--
  Class A                                              4,080              7,768
Cost of shares repurchased--
  Class A                                         (1,582,785)        (2,781,572)
                                                 -----------        -----------
                                                      32,956             20,873
                                                 -----------        -----------
Receipts for shares sold-- Class B                    66,864            194,295
Value of distributions reinvested--
  Class B                                              1,240              3,150
Cost of shares repurchased--
  Class B                                            (78,553)          (221,997)
                                                 -----------        -----------
                                                     (10,449)           (24,552)
                                                 -----------        -----------
Receipts for shares sold-- Class C                    28,189             15,151
Value of distributions reinvested--
  Class C                                                 66                139
Cost of shares repurchased-- Class C                 (26,139)           (13,532)
                                                 -----------        -----------
                                                       2,116              1,758
                                                 -----------        -----------
Net Increase (Decrease) from Fund
  Share Transactions                                  24,623             (1,921)
                                                 -----------        -----------
    Total Increase (Decrease)                         24,623             (1,963)

NET ASSETS
Beginning of period                                  251,842            253,805
                                                 -----------        -----------
End of period (net of overdistributed
  investment income of $34
  and $34, respectively)                         $   276,465        $   251,842
                                                 -----------        -----------



                                                     SIX
                                                 MONTHS ENDED
                                                 (UNAUDITED)         YEAR ENDED
                                                 DECEMBER 31,          JUNE 30,
                                                -------------       ------------
NUMBER OF FUNDS SHARES                               2000                2000
--------------------------------------------------------------------------------

Sold - Class A                                     1,611,661          2,794,677
Issued for distributions reinvested--
  Class A                                              4,080              7,768
Repurchased - Class A                             (1,582,785)        (2,781,572)
                                                 -----------        -----------
                                                      32,956             20,873
                                                 -----------        -----------
Sold - Class B                                        66,864            194,295
Issued for distributions reinvested -
  Class B                                              1,240              3,150
Repurchased - Class B                                (78,553)          (221,997)
                                                 -----------        -----------
                                                     (10,449)           (24,552)
                                                 -----------        -----------
Sold - Class C                                        28,189             15,151
Issued for distributions reinvested--
  Class C                                                 66                139
Repurchased - Class C                                (26,139)           (13,532)
                                                 -----------        -----------
                                                       2,116              1,758
                                                 -----------        -----------


See notes to financial statements.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND -- NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2000 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Money Market Fund (formerly Colonial Money Market Fund) (the Fund), a series of Liberty Funds Trust II is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Cash Reserves Portfolio (the Portfolio), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (34.4% at December 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C shares. Class A shares are sold at net asset value. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing service and distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

The Fund attempts to maintain a per-share net asset value of $1, which management believes will be possible under most conditions.

In the event that a deviation of 0.50% or more exists between the Fund's $1.00 per-share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, the Board of Trustees would consider what action, if any, should be taken.


DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

CAPITAL LOSS CARRYFORWARDS:

At June 30, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                                                CAPITAL LOSS
YEAR OF EXPIRATION                              CARRYFORWARD
------------------------------------------------------------
2003                                               $1,327
2007                                                1,424
2008                                                  583

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets. The Administrator has voluntarily agreed to waive a portion of the administration fee so that it does not exceed 0.06% annually.

BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $18,000 annually plus 0.0233% of the Fund's average net assets over $50 million.

TRANSFER AGENT:

Liberty Funds Services, Inc., (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent continues to receive reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the six months ended December 31, 2000, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of $114,705, $311,988 and $18,228 on Class A, Class B, and Class C shares redemptions, respectively.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND-- NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

December 31, 2000 (Unaudited)


The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.00% annually of the Fund's average net assets.

For the six months ended December 31, 2000, the Fund's total expenses as defined above, did not exceed the 1.00% expense limit.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3:

OTHER RELATED PARTY TRANSACTIONS

At December 31, 2000, Liberty Funds Distributors, Inc. owned
7.8% of the Fund's shares outstanding.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                                SIX MONTHS ENDED DECEMBER 31, (UNAUDITED)
                                             -----------------------------------------------
                                                                2000
                                             -----------------------------------------------
                                                 CLASS A         CLASS B         CLASS C
--------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD          $   1.00         $  1.00          $  1.00
                                               --------         -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                      0.030           0.025            0.028(c)
                                               --------         -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                       (0.030)         (0.025)          (0.028)
                                               --------         -------          -------
NET ASSET VALUE - END OF PERIOD                $   1.00         $  1.00          $  1.00
                                               ========         =======          =======
Total return (d)(e)                                3.03%           2.53%            2.84%
                                               ========         =======          =======
RATIOS TO AVERAGE NET ASSETS
Expenses (a)(b)(f)(g)                              0.69%           1.69%            1.09%
Net investment income (a)(b)(f )(g)                5.96%           4.96%            5.56%
Net assets at end of period (000)              $211,621         $58,776          $ 6,068


(a) Net of fees waived by the Administrator which amounted to $0.002 per share and 0.19%.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Cash Reserves Portfolio.
(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.
(f)  Annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.


Selected data for a share of each class outstanding throughout each period is as follows:


                                                                        YEAR ENDED JUNE 30,
                                             ----------------------------------------------------------------------------
                                                            2000                                   1999
                                             ----------------------------------------------------------------------------
                                               CLASS A     CLASS B     CLASS C       CLASS A      CLASS B      CLASS C
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD         $   1.00     $  1.00     $  1.00      $   1.00      $  1.00      $  1.00
                                              --------     -------     -------      --------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                     0.052       0.041       0.048(c)      0.046        0.036        0.042(c)
                                              --------     -------     -------      --------      -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                      (0.052)     (0.041)     (0.048)       (0.046)      (0.036)      (0.042)
                                              --------     -------     -------      --------      -------      -------
NET ASSET VALUE - END OF PERIOD               $   1.00     $  1.00     $  1.00      $   1.00      $  1.00      $  1.00
                                              ========     =======     =======      ========      =======      =======
Total return (d)(e)                               5.26%       3.99%       4.71%         4.70%        3.68%        4.30%
                                              ========     =======     =======      ========      =======      =======
RATIOS TO AVERAGE NET ASSETS
Expenses (a)(b)(f)                                0.65%       1.65%       1.05%(c)      0.68%        1.68%        1.08%(c)
Net investment income (a)(b)(f)                   5.13%       4.13%       4.73%(c)      4.61%        3.61%        4.21%(c)
Net assets at end of period (000)             $178,678     $69,214     $ 3,950      $157,790      $93,821      $ 2,194


(a) Net of fees waived by the Administrator which amounted to $0.002 per share and 0.19%.
(b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Cash Reserves Portfolio.
(c) Net of fees waived by the Distributor which amounted to $0.006 per share and 0.60%.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Administrator and Distributor not waived a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND -- FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout the period is as follows:


                                                          YEAR ENDED JUNE 30,
                                      ------------------------------------------------------------
                                                              1998 (a)(b)
                                      ------------------------------------------------------------
                                             CLASS A           CLASS B            CLASS C
--------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD       $   1.00           $  1.00            $  1.00
                                            --------           -------            -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                          0.041(c)(d)       0.032(c)(d)        0.037(c)(d)(e)
                                            --------           -------            -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                    (0.041)           (0.032)            (0.037)
                                            ========           =======            =======
NET ASSET VALUE - END OF PERIOD             $   1.00           $  1.00            $  1.00
                                            ========           =======            =======
Total return (f)(g)(h)                          4.17%             3.28%              3.81%
                                            ========           =======            =======
RATIOS TO AVERAGE NET ASSETS
Expenses (c)(d)(i)(j)                           0.69%             1.69%              1.09%(e)
Net investment income (c)(d)(i)(j)              4.93%             3.93%              4.53%(e)
Net assets at end of period (000)           $128,658           $61,811            $ 3,304


(a) The Fund changed its fiscal year end from August 31 to June 30. Information presented is for the period September 1, 1997 through June 30, 1998.
(b)  Effective March 2, 1998, SR&F became the investment Advisor of the Fund.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Cash Reserves Portfolio.
(d) Net of fees waived by the Administrator which amounted to $0.001 per share and 0.19% (annualized).
(e) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.60% (annualized). (f ) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)  Not annualized.
(h) Had the Administrator and Distributor not waived a portion of the expenses, total return would have been reduced.
(i) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(j)  Annualized.


Selected data for a share of each class outstanding throughout the period is as follows:

                                                                        YEAR ENDED AUGUST 30,
                                             ----------------------------------------------------------------------------
                                                            1997                                   1996
                                             ----------------------------------------------------------------------------
                                               CLASS A     CLASS B     CLASS C(a)    CLASS A      CLASS B      CLASS C
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD         $   1.00     $  1.00     $  1.00      $   1.00      $  1.00      $  1.00
                                              --------     -------     -------      --------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.048       0.038       0.039         0.048        0.038        0.038
                                              --------     -------     -------      --------      -------      -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                      (0.048)     (0.038)     (0.039)       (0.048)      (0.038)      (0.038)
                                              --------     -------     -------      --------      -------      -------
NET ASSET VALUE - END OF PERIOD               $   1.00     $  1.00     $  1.00      $   1.00      $  1.00      $  1.00
                                              ========     =======     =======      ========      =======      =======
Total return (b)                                  4.90%       3.82%       3.97%         4.93%        3.86%        3.85%
                                              ========     =======     =======      ========      =======      =======
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                      0.72%       1.72%       1.64%         0.70%        1.70%        1.70%
Net investment income (c)                         4.73%       3.73%       3.81%         4.76%        3.76%        3.76%
Net assets at end of period (000)             $144,076     $70,242     $ 2,904      $115,063      $76,539      $ 4,435


(a)  Effective July 1, 1997, Class D shares were redesignated Class C shares.
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

TRUSTEES AND TRANSFER AGENT

--------------------------------------------------------------------------------
DOUGLAS A. HACKER
Executive Vice President and Chief Financial
Officer of UAL, Inc. (formerly Senior Vice
President and Chief Financial Officer of UAL,
Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate
Development, General Counsel, and Secretary,
Kellogg Company (formerly Senior Vice
President, Secretary and General Counsel, Sara
Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief
Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice
President of Itek Corp. and President of Itek
Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly
Dean, College of Business and Management,
University of Maryland; Dean, Simon Graduate
School of Business, University of Rochester;
Chairman and Chief Executive Officer, CS First
Boston Merchant Bank; and President and Chief
Executive Officer,The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of
Economics, University of Washington;
consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties,
Boston College (formerly Dean, Boston College
School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds,
Liberty Financial Companies, Inc., Executive
Vice President and Director of Colonial
Management Associates, Inc. and Stein Roe &
Farnham Incorporated; Executive Vice
President and Chief Administrative Officer of
Liberty Funds Group LLC (formerly Vice
President of Liberty Mutual Funds, Stein Roe
Mutual Fund and All-Star Funds and Chief
Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial
Analyst (formerly formerly Professor of Finance,
College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital
Partners (formerly Chief Executive Officer and
Chairman of the Board of Directors,
Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global
Education Industry, and President, Applications
Solutions Division, IBM Corporation)
--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Money Market Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Money Market Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.


SEMIANNUAL REPORT:
LIBERTY MONEY MARKET FUND

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS. (SM)


--------------------------------------------------------------------------------
                                L I B E R T Y
                                ---------------
                                      F U N D S

 ALL-STAR    INSTITUTIONAL MONEY MANAGEMENT APPROACH FOR INDIVIDUAL INVESTORS.

 COLONIAL    FIXED INCOME AND VALUE STYLE EQUITY INVESTING.

 CRABBE
 HUSON       A CONTRARIAN APPROACH TO FIXED INCOME AND EQUITY INVESTING.

 NEWPORT     A LEADER IN INTERNATIONAL INVESTING.(SM)

 STEIN ROE
  ADVISOR    INNOVATIVE SOLUTIONS FOR GROWTH AND INCOME INVESTING.

 [KEYPORT
   LOGO]     A LEADING PROVIDER OF INNOVATIVE ANNUITY PRODUCTS.
--------------------------------------------------------------------------------
                Liberty's mutual funds are offered by prospectus
                     through Liberty Funds Distributor, Inc.


BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY MONEY MARKET FUND                       SEMIANNUAL REPORT
--------------------------------------------------------------------------------


[LIBERTY FUNDS LOGO]

ALL-STAR * COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR


        Liberty Funds Distributor, Inc. (c)2001
        One Financial Center Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com



                                                     757-03/414E-0101(2/01)01/99